Related parties transactions	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related parties transactions	Related parties transactions
Executive officers
The following table summarizes compensation information for key management personnel:

($ millions)	2021	2020	2019
Cash and other compensation	19.3	12.8	12.5
Post-employment benefits	0.9	1.1	0.9
Equity-based compensation	20.9	9.2	10.7
Total	41.1	23.1	24.1
Transactions with Novartis (up to April 9, 2019)
Prior to the Spin-off, the Alcon business was a segment of Novartis such that transactions with Novartis were considered related party transactions. In connection with the Spin-off, Alcon entered into a separation and distribution agreement as well as various other agreements governing relationships with Novartis going forward, including manufacturing and supply, transitional services, tax matters, employee matters, and patent and know-how license and brand license agreements. Information included in this Note with respect to Novartis is strictly limited to related party transactions with Novartis prior to the Spin-off on April 9, 2019.
Transactions from trading activities related to products and services invoiced between other Novartis Group companies and Alcon's business, have been retained in the historical Consolidated Financial Statements. The ultimate controlling parent of both, the other Novartis Group companies and Alcon's business, was Novartis AG until the Spin-off.
The following table summarizes amounts for the year ended December 31, 2019:

($ millions)	2019 (1)
Contract manufacturing revenues from former parent	47
Purchases from former parent	19
(1)    Activity presented strictly relates to the period during which Novartis was a related party (up to April 9, 2019).
Sales to and purchases from Former Parent
Beginning in 2019, product sales to Novartis are recorded in Other revenues in line with Alcon's contract manufacturing arrangement executed with Novartis. Other revenues in 2019 prior to the Spin-off were $47 million. Purchases of products from Novartis under the contract manufacturing arrangement totaled $19 million in 2019 prior to the Spin-off.
Services provided by Former Parent
Services provided by Novartis Group to Alcon in 2019 prior to the Spin-off totaled $40 million and primarily related to human resources operations, real estate and facility services, and information technology.
Management believes that the net charges and methods used for allocations to Alcon were performed on a reasonable basis and reflect the services received by Alcon and the cost incurred on behalf of Alcon. Although the Consolidated Financial Statements reflect management's best estimate of all historical costs related to Alcon, this may however not necessarily reflect what the results of operations, financial position, or cash flows would have been had Alcon been a separate entity, nor the future results of Alcon as it exists following completion of the separation on April 9, 2019.